Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Nonvested PSU Transactions

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	137,584	$24.38
Granted	127,950	23.89
Performance criteria adjustment	79,635	23.52
Forfeited	(13,944)	23.87
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	331,225	$23.52

Summary Of Nonvested RSU Transactions

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	44,342	$22.21
Granted	37,850	22.49
Vested	(11,000)	22.21
Forfeited	(2,724)	22.24
Nonvested stock units at end of period	68,468	$22.36

Summary Of Stock Option Transactions

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,376,960	$20.03
Granted	-	-
Forfeited	(9,015)	17.60
Expired	(37,226)	24.25
Exercised	(833,437)	17.51
Outstanding, end of year	2,497,282	$20.81	4.2	$13,243

Exercisable, end of year	2,354,533	$21.03	4.0	$12,061

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2012	2011	2010

Intrinsic value of options exercised	$5,547	$3,071	$2,700
Fair value of options vested	1,318	2,077	2,373

Summary Of Options Outstanding And Options Excercisable

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00 - 12.99	65,437	0.2	$12.48	65,437	$12.48
$13.00 - 16.99	232,439	1.2	16.15	232,439	16.15
$17.00 - 19.99	1,057,617	5.2	18.18	914,868	18.35
$20.00 - 22.99	339,055	5.2	20.18	339,055	20.18
$23.00 - 27.99	375,282	4.2	23.26	375,282	23.26
$28.00 - 29.99	427,452	3.2	29.46	427,452	29.46
	2,497,282	4.2	$20.81	2,354,533	$21.03

Summary Of Nonvested Share Activity - Restricted Stock

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	207,989	$18.66
Granted	17,600	23.09
Vested	(105,473)	18.80
Forfeited	(2,388)	17.25
Nonvested shares at end of period	117,728	$19.23

Summary Of Value Of Restricted Stock Awards

	Years ended December 31,
	2012	2011	2010

Intrinsic value of restricted stock awards vested	$2,384	$2,020	$1,147
Fair value of restricted stock awards vested	1,971	1,650	1,270
Weighted average fair value of restricted stock awards granted	23.09	22.21	17.19

Performance Share Units [Member]
Assumptions Used In The Pricing Model

	Years ended
	December 31,
	2012	2011

Expected term (years)	3.0	3.0
Risk-free interest rate	0.4%	1.2%
Expected volatility	22.1%	29.7%
Grant date fair value per
performance share unit	$23.89	$24.38

Stock Options [Member]
Assumptions Used In The Pricing Model

Year ended
December 31,
2010

Expected term (years)	6.0
Risk-free interest rate	2.8%
Expected volatility	26.7%
Dividend yield	3.3%
Grant date fair value per option	$3.49

Summary Of Compensation Costs

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$612	$1,361	$1,944
Income tax benefit	580	673	726

Restricted Stock [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$1,739	$1,800	$1,927
Income tax benefit	721	740	793